The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                                U.S. Equity Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1999

                       THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1999
                                   (unaudited)

   Shares                                   Value
   ------                                   -----



            COMMON STOCKS (99.0%)

            BASIC MATERIALS (6.3%)
    9,800   Alcoa, Inc.................    $   610,050
    7,150   DuPont E.I. DeNemours & Co.        504,969
    6,450   International Paper Co.  ..        343,866
                                           -----------
                                             1,458,885
                                           -----------
            CAPITAL GOODS/DURABLES (2.2%)
     3,450  United Technologies Corp...        499,819

            CONSUMER GOODS (5.0%)
    7,100   Ford Motor Co.  ...........        453,956
    6,700   General Electric Co.  .....        706,850
                                           -----------
                                             1,160,806
                                           -----------
            CONSUMER NON-DURABLES (9.1%)
    9,250   Avon Products, Inc.  ......        502,391
    8,100   BestFoods  ................        406,519
    7,850   Gillette Co.  .............        409,672
    7,800   Heinz (H.J.) Co.  .........        364,163
    4,700   Procter & Gamble Co.  .....        440,919
                                           -----------
                                             2,123,664
                                           -----------
            ENERGY (5.9%)
    5,700   Chevron Corp.  ............        568,575
    4,300   Mobil Corp.  ..............        450,425
   11,200   Nobel Affiliates, Inc.  ...        359,100
                                           -----------
                                             1,378,100
                                           -----------
            FINANCE (15.8%)
   10,150   Allstate Corp.  ...........        369,206
    3,400   American Express Co.  .....        444,337
    4,250   American International
              Group  ..................        499,109
    9,250   Associates First Capital
              Corp.  ..................        409,891
    5,350   Chase Manhattan Corp.  ....        442,712
    8,350   Citigroup, Inc.  ..........        628,337
    5,700   Fannie Mae  ...............        404,344
   12,000   Vornado Realty Trust  .....        468,000
                                           -----------
                                             3,665,936
                                           -----------

            HEALTH CARE (10.8%)
    8,050   Abbott Laboratories  ......        389,922
    7,000   Bristol Myers Squibb Co.  .        444,937
    5,150   Johnson & Johnson  ........        502,125
    5,350   Lilly (Eli) & Co.  ........        393,894
    5,950   Medtronic, Inc.  ..........        428,028
    7,200   Schering Plough Corp.  ....        347,850
                                           -----------
                                             2,506,756
                                           -----------

            RETAIL (8.3%)
    6,350   Costco Companies, Inc.*....        513,755
    7,100   Dayton Hudson Corp.  ......        477,919
    6,850   Home Depot Inc.  ..........        410,572
   11,400   Wal-Mart Stores, Inc.  ....        524,400
                                           -----------
                                             1,926,646
                                           -----------

            SERVICES (8.4%)
   10,576   AT&T Corp.  ...............        534,088
    8,750   Carnival Corp.  ...........        360,937
    6,950   Clear Channel
              Communications*  ........        483,025
    8,120   Time Warner, Inc.  ........        568,400
                                           -----------
                                             1,946,450
                                           -----------

            TECHNOLOGY (23.1%)
    4,250   America Online, Inc.*  ....        606,687
    6,450   Ascend Communications,
              Inc.*  .................         622,828
   13,900   Cadence Design Systems,
              Inc.*  ..................        188,519
    5,800   Cisco Systems, Inc.*  .....        661,744
    9,100   Computer Associates
              International, Inc.  ....        388,456
    4,750   EMC Corp.*  ...............        517,453
    7,300   Intel Corp.  ..............        446,441
    2,750   International Business
              Machines Corp.  .........        575,266
   10,850   Microsoft Corp.*  .........        881,902
    6,850   Northern Telecom, Ltd.*  ..        467,084
                                           -----------
                                             5,356,380
                                           -----------

            UTILITIES (4.1%)
    7,800   Ameritech Corp.  ..........        533,812
    9,450   BellSouth Corp.  ..........        422,887
                                           -----------
                                               956,699
                                           -----------

            TOTAL COMMON STOCKS
             (identified cost $19,726,765)  22,980,141
                                           -----------

  Principal
    Amount
-----------

            TIME DEPOSIT (1.6%)
 $364,000   State Street Bank (Cayman)
            4.50%, 05/03/99
            (identified cost $364,000)     $   364,000
                                           -----------

                      THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1999 (continued)
                                   (unaudited)


TOTAL INVESTMENTS (identified cost $20,090,765) (a) ........  100.6%          $23,344,141
CASH AND OTHER ASSETS LESS LIABILITIES .....................   (0.6)             (144,286)
                                                             ------           -----------
NET ASSETS  ................................................  100.0%          $23,199,855
                                                             ======           ===========

----------
*   Non-income producing security

(a) The aggregate cost for federal income tax purposes is $20,090,765, the aggregate gross unrealized appreciation is $3,724,727, and the aggregate gross unrealized depreciation is $471,351, resulting in net unrealized appreciation of $3,253,376.

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                                   (unaudited)

ASSETS:
      Investments in securities, at value
        (identified cost $20,090,765) (Note 1) .................   $ 23,344,141
      Cash .....................................................            769
      Receivables for:
        Investments sold .......................................        267,282
        Capital stock sold .....................................         35,731
        Dividends ..............................................         22,722
                                                                   ------------
            Total Assets .......................................     23,670,645
                                                                   ------------

LIABILITIES:
      Payables for:
        Investments purchased ..................................        413,745
        Investment advisory fee (Note 2) .......................         12,796
        Shareholder servicing/eligible institution fees (Note 2)          4,922
        Administrative fee (Note 2) ............................          2,953
        Accrued expenses and other liabilities .................         36,374
                                                                   ------------
            Total Liabilities ..................................        470,790
                                                                   ------------

NET ASSETS .....................................................   $ 23,199,855
                                                                   ============


Net Assets Consist of:
      Paid-in capital ..........................................   $ 11,293,525
      Accumulated undistributed net investment loss ............         (4,392)
      Accumulated net realized gain on investments .............      8,657,346
      Net unrealized appreciation ..............................      3,253,376
                                                                   ------------

Net Assets .....................................................   $ 23,199,855
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($23,199,855 / 1,343,355 shares) .........................         $17.27
                                                                         ======

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1999
                                   (unaudited)


INVESTMENT INCOME:
      Income:
        Dividends ...............................................   $   157,071
        Interest ................................................        34,223
                                                                    -----------
            Total Income ........................................       191,294
                                                                    -----------
      Expenses:
        Investment advisory fees (Note 2) .......................        98,109
        Administrative fee (Note 2) .............................        22,641
        Shareholder servicing/eligible institution fees (Note 2)         37,734
        Director's fees and expenses (Note 2) ...................         4,013
        Custodian fee ...........................................        25,446
        Miscellaneous expenses ..................................        20,388
                                                                    -----------
            Total Expenses ......................................       208,331
              Fees paid indirectly (Note 3) .....................       (12,645)
                                                                    -----------
              Net expenses ......................................       195,686
                                                                    -----------
            Net Investment Loss .................................        (4,392)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
        Net realized gain on investments ........................     8,929,866
        Net change in unrealized appreciation on investments ....    (2,279,264)
                                                                    -----------

            Net Realized and Unrealized Gain ....................     6,650,602
                                                                    -----------
        Net Increase in Net Assets Resulting from Operations ....   $ 6,646,210
                                                                    ===========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the six
                                                                  months ended
                                                                 April 30, 1999   For the year ended
                                                                   (unaudited)     October 31, 1998
                                                                 --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
        Net investment income (loss) ..........................   $     (4,392)     $     30,320
        Net realized gain on investments ......................      8,929,866        18,080,219
        Net change in unrealized appreciation on investments ..     (2,279,264)      (16,733,860)
                                                                  ------------      ------------
            Net increase in net assets resulting
             from operations ..................................      6,646,210         1,376,679
                                                                  ------------      ------------

    Dividends and distributions declared (Note 1):
        From net realized gains ...............................    (18,375,827)       (4,159,510)
                                                                  ------------      ------------

    Capital stock transactions (Note 4):
        Net proceeds from sales of capital stock ..............      9,066,956        17,577,439
        Net asset value of capital stock issued to shareholders
           in reinvestment of dividends and distributions .....     15,628,940           260,055
        Net cost of capital stock redeemed ....................    (51,820,967)      (22,044,704)
                                                                  ------------      ------------
           Net decrease in net assets resulting from capital
             transactions .....................................    (27,125,071)       (4,207,210)
                                                                  ------------      ------------

              Total decrease in net assets ....................    (38,854,688)       (6,990,041)

NET ASSETS:
    Beginning of period .......................................     62,054,543        69,044,584
                                                                  ------------      ------------
    End of period .............................................   $ 23,199,855      $ 62,054,543
                                                                  ============      ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period

                                             For the six
                                            months ended                For the years ended October 31,
                                           April 30, 1999  --------------------------------------------------------
                                             (unaudited)     1998        1997        1996         1995        1994
                                           --------------  -------     -------     -------      -------      ------

Net asset value, beginning of period........   $50.88       $52.73      $42.30      $36.46       $29.84      $28.80

Income from investment operations:
  Net investment income.....................       -- (2)     0.03        0.21        0.16         0.26        0.26
  Net realized and unrealized gain .........     5.83         1.24       12.22        6.75         7.15        1.05

Less dividends and distributions (Note 1):
  From net investment income................       --           --       (0.14)      (0.20)       (0.28)      (0.17)
  In excess of net investment income........       --           --       (0.05)         --           --          --
  Net realized gains .......................   (39.44)       (3.12)      (1.81)      (0.87)       (0.51)      (0.10)
                                               ------      -------      ------     -------       ------     -------
Net asset value, end of period..............   $17.27       $50.88      $52.73      $42.30       $36.46     $ 29.84
                                               ======      =======      ======    ========       ======     =======

Total Return1 ..............................    21.16%        2.50%      30.29%      19.32%       25.50%       4.61%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted).  $23,200      $62,055     $69,045     $50,773      $32,000    $ 22,124
  Expenses as a percentage of average
      net assets:
    Expenses paid by Fund(1) ...............     1.31%(3)     1.15%       1.20%       1.20%        1.20%       1.20%
    Expense offset..........................     0.08%(3)     0.06%       0.02%        n/a          n/a         n/a
                                               ------      -------      ------     -------      -------     -------
        Total expenses......................     1.39%(3)     1.21%       1.22%       1.20%        1.20%       1.20%

  Ratio of net investment income/loss to
      average net assets ...................    (0.03)%(3)    0.04%       0.23%       0.40%        0.84%       1.06%
  Portfolio turnover rate...................       77%         104%         37%         42%          69%         61%
----------
1 Had the expense payment  agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

       Ratio of expenses to average
          net assets........................      N/A          N/A        1.16%       1.21%        1.28%       1.46%
       Total return.........................      N/A          N/A       30.33%      19.31%       25.42%       4.35%

   Furthermore,  the ratio of  expenses to average net assets for the year ended
   October 31, 1997, 1996 and 1995 reflect fees paid with brokerage commission and fees reduced in connection with specific arrangements. Had these arrangements not been in place, the ratio would have been 1.18%, 1.30% and 1.38%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

2 Less than $0.01.

3 Annualized.

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)


      1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Equity Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid semi-annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

                       THE 59 WALL STREET U.S. EQUITY FUND

                                   (unaudited)

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the six months ended April 30, 1999 the Fund incurred $98,109 for investment advisory services.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1999 the Fund incurred $22,641 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended April 30, 1999 the Fund incurred $37,734 for shareholder servicing/eligible institution services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 1999 the Fund incurred $4,013 for these fees.

      3. Investment Transactions. For the six months ended April 30, 1999 the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $24,389,699 and $70,837,804, respectively . For that same period, the Fund paid brokerage commissions of $31,485 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Fund were reduced by $12,645 as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                               For the six months       For the year ended
April 30, 1999                                                 ended October 31, 1998     October 31, 1998
                                                               -----------------------  ------------------
Capital stock sold.............................................       520,137                  332,757
Capital stock issued in connection with reinvestment
  of dividends and distributions...............................     1,018,172                    5,191
Capital stock repurchased......................................    (1,414,690)                (427,691)
                                                                    ---------                  -------
Net increase (decrease)........................................       123,619                  (89,743)
                                                                    =========                  =======